Basis of Presentation	12 Months Ended
Dec. 31, 2021
Disclosure of Basis of Presentation [Abstract]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

Basis of Presentation and Statement of Compliance

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Issues Committee (“IFRIC”). The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all years presented, unless otherwise stated.

These financial statements have been prepared on a historical cost basis, modified where applicable. In addition, these financial statements have been prepared using the accrual basis of accounting except for cash flow information. They were authorized for issue by the Company’s board of directors on May 2, 2022.

New Accounting Standards

Classification of Liabilities as Current or Non-current (Amendment to IAS 1)

1.	Liabilities are classified as non-current if the entity has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendment no longer refers to unconditional rights. The assessment determines whether a right exists, but it does not consider whether the entity will exercise the right.

2.	‘Settlement’ is defined as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. There is an exception for convertible instruments that might be converted into equity, but only for those instruments where the conversion option is classified as an equity instrument as a separate component of a compound financial instrument.

3.	The amendment should be applied retrospectively for annual periods beginning on or after January 1, 2023. Earlier application is permitted.

The Company is currently evaluating the impact the new standard will have on its financial statements.